Common Stock and Stock-Based Compensation - Stock Based Compensation Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 45,876	$ 303	$ 46,901	$ 1,051	$ 1,435	$ 1,441
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	4,694	47	4,844	137	183	181
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	2,984	20	3,037	65	87	74
Selling, General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 38,198	$ 236	$ 39,020	$ 849	$ 1,165	$ 1,186